Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,130	$ 3,119
Fair value of plan assets	1,236	2,254
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,119	1,105
Fair value of plan assets	184	111
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 470	$ 418